Earnings/(loss) per share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings/(loss) per share	Earnings per share
Basic earnings per share

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Profit for the period attributable to equity owners of the parent (€m)	225.2	154.0	171.2
Weighted average Ordinary Shares and Founder Preferred Shares	194,019,070	192,004,803	175,622,538
Basic earnings per share (€’s)	1.16	0.80	0.97
For the year ended December 31, 2020, basic earnings per share is calculated by dividing the profit attributable to the shareholders of the Company of €225.2 million (year ended December 31, 2019: €154.0 million, year ended December 31, 2018: €171.2 million) by the weighted average number of Ordinary Shares of 192,519,070 (December 31, 2019: 190,504,803, year ended December 31, 2018: 174,122,538) and Founder Preferred Shares of 1,500,000 (December 31, 2019: 1,500,000, year ended December 31, 2018: 1,500,000).
Diluted earnings per share

	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
Profit for the period attributable to equity owners of the parent (€m)	225.2	154.0	171.2
Weighted average Ordinary Shares and Founder Preferred Shares	197,894,106	198,425,877	175,793,631
Diluted earnings per share (€’s)	1.14	0.78	0.97
For the year ended December 31, 2020, the number of shares in the diluted earnings per share calculation include 3,875,036 shares for the dilutive impact of the Ordinary shares to settle the Founder Preferred Shares Annual Dividend for the year ended December 31, 2020, which were issued in January 2021. Refer to Notes 27 and 38 for further details.